Accounting Changes	12 Months Ended
Dec. 31, 2019
Accounting Changes
Accounting Changes

NOTE B. ACCOUNTING CHANGES

New Standards to be Implemented

Simplifying the Accounting for Income Taxes

Standard/Description–Issuance date: December 2019. This guidance simplifies various aspects of income tax accounting by removing certain exceptions to the general principle of the guidance and also clarifies and amends existing guidance to improve consistency in application.

Effective Date and Adoption Considerations–The guidance is effective January 1, 2021 and early adoption is permitted.

Effect on Financial Statements or Other Significant Matters–The company is evaluating the impact of the guidance and adoption date.

Simplifying the Test for Goodwill Impairment

Standard/Description–Issuance date: January 2017. This guidance simplifies the goodwill impairment test by removing Step 2. It also requires disclosure of any reporting units that have zero or negative carrying amounts if they have goodwill allocated to them.

Effective Date and Adoption Considerations–The guidance was effective January 1, 2020 and early adoption was permitted. The company adopted the guidance on a prospective basis as of the effective date.

Effect on Financial Statements or Other Significant Matters–The guidance is not expected to have a material impact in the consolidated financial results.

Financial Instruments–Credit Losses

Standard/Description–Issuance date: June 2016, with amendments in 2018 and 2019. This changes guidance for credit impairment based on an expected loss model rather than an incurred loss model. It requires the consideration of all available relevant information when estimating expected credit losses, including past events, current conditions and forecasts and their implications for expected credit losses. It also expands the scope of financial instruments subject to impairment, including off-balance sheet commitments and residual value.

Effective Date and Adoption Considerations–The guidance was effective January 1, 2020 with one-year early adoption permitted. The company adopted the guidance as of the effective date, using the transition option whereby prior comparative periods will not be retrospectively presented in the Consolidated Financial Statements.

Effect on Financial Statements or Other Significant Matters–The company has completed its changes to policy, processes, systems and controls. This included the assessment of data availability and presentation necessary to meet the disclosure requirements of the guidance beginning in the first quarter of 2020. At January 1, 2020, an increase in the allowance for credit losses of approximately $15 million and $35 million was recorded for accounts receivable–trade and financing receivables, respectively. The company also recorded an allowance for credit losses of approximately $30 million in other liabilities for its off-balance sheet commitments. Additionally, net deferred taxes were reduced by $15 million in the Consolidated Balance Sheet, resulting in a cumulative-effect net decrease to retained earnings of $65 million.

Standards Implemented

Disclosure Requirements Changes for Fair Value Measurements and Defined Benefit Plans

Standard/Description–Issuance date: August 2018. This guidance changes the disclosure requirements for fair value measurements and defined benefit plans.

Effective Date and Adoption Considerations–The guidance is effective for each of the topics on January 1, 2020 and December 31, 2020, respectively, with early adoption of certain provisions permitted. The company adopted the provision in the fair value guidance that removed the Level 1/Level 2 transfer disclosures in the third quarter of 2018 and the remaining provisions of the guidance are not applicable. The company adopted changes to the disclosure requirements for defined benefit plans in the fourth quarter of 2019.

Effect on Financial Statements or Other Significant Matters–As the guidance is a change to disclosures only, it did not have a material impact in the consolidated financial results.

Leases

Standard/Description–Issuance date: February 2016, with amendments in 2018 and 2019. This guidance requires lessees to recognize ROU assets and lease liabilities for most leases in the Consolidated Balance Sheet. For lessors, it also eliminates the use of third-party residual value guarantee (RVG) insurance in the lease classification test, and overall aligns with revenue recognition guidance. Due to changes in lease termination guidance, when equipment is returned to the company prior to the end of the lease term, the carrying amounts of lease receivables will be reclassified to loan receivables. The guidance also requires qualitative and quantitative disclosures to assess the amount, timing and uncertainty of cash flows arising from leases.

Effective Date and Adoption Considerations–The company adopted the guidance on its effective date of January 1, 2019, using the transition option whereby prior comparative periods were not retrospectively presented in the Consolidated Financial Statements. The company elected the package of practical expedients not to reassess prior conclusions related to contracts containing leases, lease classification and initial direct costs and the lessee practical expedient to combine lease and non-lease components for all asset classes. The company made a policy election to not recognize ROU assets and lease liabilities for short-term leases for all asset classes.

Effect on Financial Statements or Other Significant Matters–The guidance had a material impact on the Consolidated Balance Sheet as of the effective date. As a lessee, at adoption, the company recognized operating and financing ROU assets of $4.8 billion and $0.2 billion, respectively, and operating and financing lease liabilities of $5.1 billion and $0.2 billion, respectively. The transition adjustment recognized in retained earnings on January 1, 2019 was not material. The removal of third-party RVG insurance in the lease classification test did not have a material impact in the consolidated financial results. At December 31, 2019, lease receivables of $386 million were reclassified to loan receivables. Refer to note M, “Leases,” for additional information, including further discussion on the impact of adoption.

Cloud Computing Implementation Costs

Standard/Description–Issuance date: August 2018. This guidance relates to a customer’s accounting for implementation costs incurred in cloud-computing arrangements that are hosted by a vendor. Certain types of implementation costs should be capitalized and amortized over the term of the hosting arrangement.

Effective Date and Adoption Considerations–The guidance is effective January 1, 2020 and early adoption is permitted. The company adopted the guidance on January 1, 2019 on a prospective basis.

Effect on Financial Statements or Other Significant Matters–The guidance did not have a material impact in the consolidated financial results.

Reclassification of Certain Tax Effects from AOCI

Standard/Description–Issuance date: February 2018. In accordance with its accounting policy, the company releases income tax effects from AOCI once the reason the tax effects were established cease to exist (e.g., when available-for-sale debt securities are sold or if a pension plan is liquidated). This guidance allows for the reclassification of stranded tax effects as a result of the change in tax rates from U.S. tax reform to be recorded upon adoption of the guidance rather than at the actual cessation date.

Effective Date and Adoption Considerations–The guidance was effective January 1, 2019 with early adoption permitted. The company adopted the guidance effective January 1, 2018 and elected not to reclassify prior periods.

Effect on Financial Statements or Other Significant Matters–At adoption on January 1, 2018, $2.4 billion was reclassified from AOCI to retained earnings, primarily comprised of amounts relating to retirement-related benefit plans.

Hedge Accounting

Standard/Description–Issuance date: August 2017. This guidance simplifies the application of hedge accounting in certain areas, better portrays the economic results of an entity’s risk management activities in its financial statements and makes targeted improvements to presentation and disclosure requirements.

Effective Date and Adoption Considerations–The guidance was effective January 1, 2019 with early adoption permitted. The company adopted the guidance as of January 1, 2018.

Effect on Financial Statements or Other Significant Matters–The guidance did not have a material impact in the consolidated financial results.

Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost

Standard/Description–Issuance date: March 2017. This guidance impacts the presentation of net periodic pension and postretirement benefit costs (net benefit cost). The service cost component of net benefit cost continues to be presented within cost, SG&A expense and RD&E expense in the Consolidated Income Statement, unless eligible for capitalization. The other components of net benefit cost are presented separately from service cost within other (income) and expense in the Consolidated Income Statement.

Effective Date and Adoption Considerations–The guidance was effective January 1, 2018 with early adoption permitted. The company adopted the guidance as of the effective date. This presentation change was applied retrospectively upon adoption.

Effect on Financial Statements or Other Significant Matters–The guidance is primarily a change in financial statement presentation and did not have a material impact in the consolidated financial results.

Financial Instruments–Recognition and Measurement

Standard/Description–Issuance date: January 2016. This guidance addresses aspects of recognition, measurement, presentation and disclosure of financial instruments. It requires certain equity investments to be measured at fair value with changes recognized in net income. The amendment also simplifies the impairment test of equity investments that lack readily determinable fair value.

Effective Date and Adoption Considerations–The guidance was effective January 1, 2018 and early adoption was not permitted except for limited provisions. The company adopted the guidance on the effective date.

Effect on Financial Statements or Other Significant Matters–The guidance did not have a material impact in the consolidated financial results.

Revenue Recognition–Contracts with Customers

Standard/Description–Issuance date: May 2014 with amendments in 2015 and 2016. Revenue recognition depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance also requires specific disclosures relating to revenue recognition.

Effective Date and Adoption Considerations–The company adopted the guidance on its effective date of January 1, 2018 using the modified retrospective transition method.

Effect on Financial Statements or Other Significant Matters–At adoption, $557 million was reclassified from notes and accounts receivable-trade and deferred income-current to prepaid expenses and other current assets to establish the opening balance for net contract assets. In-scope sales commission costs previously recorded in the Consolidated Income Statement were capitalized in deferred costs in the amount of $737 million. Deferred income of $29 million was recorded for certain software licenses that will be recognized over time versus at point in time under previous guidance. Additionally, net deferred taxes were reduced by $184 million in the Consolidated Balance Sheet, resulting in a cumulative-effect net increase to retained earnings of $524 million. In the fourth quarter of 2018, the company recognized an additional impact to net deferred taxes and retained earnings of $56 million, resulting in a total net increase to retained earnings of $580 million. The decrease to net deferred taxes was the result of the company’s election to include GILTI in measuring deferred taxes. The revenue guidance did not have a material impact in the company’s consolidated financial results. Refer to note C, “Revenue Recognition,” for additional information.

Share-Based Payments

Standard/Description–Issuance date: March 2016. This guidance changed the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities and classification in the Consolidated Statement of Cash Flows. Additional guidance was issued in May 2017 and June 2018, which relates to the accounting for modifications of share-based payment awards and accounting for share-based payments issued to non-employees, respectively.

Effective Date and Adoption Considerations–The initial guidance was effective and adopted by the company on January 1, 2017. The company adopted the guidance for modifications in the second quarter of 2017, and guidance for non-employees’ payments in the second quarter of 2018.

Effect on Financial Statements or Other Significant Matters–The initial guidance did not have a material impact on the Consolidated Balance Sheet. The company continues to estimate forfeitures in conjunction with measuring stock-based compensation cost. The guidance also requires cash payments on behalf of employees for shares directly withheld for taxes to be presented as financing outflows in the Consolidated Statement of Cash Flows. The guidance for modifications and non-employees’ payments had no impact in the consolidated financial results.